Franklin Templeton Group
                         777 Mariners Island Boulevard
                          San Mateo, California 94404


May 19, 1998

Filed Via EDGAR (CIK #0000837274)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

      Re:   FRANKLIN VALUEMARK FUNDS
            File Nos. 33-23493 and 811-5583

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 30, 1998.

Sincerely,

FRANKLIN VALUEMARK FUNDS


/s/Karen L. Skidmore
Assistant Vice President,
Franklin Valuemark Funds
and Senior Corporate Counsel,
Franklin Resources, Inc.